ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Jun. 30, 2013
ALLOWANCE FOR LOAN LOSSES [Abstract]
Schedule of Changes in the Allowance for Loan Losses

	2013	2012	2011
	(Dollars in Thousands)
Balance, July 1	$385	$630	$645
Add:
Provision for loan losses	(68)	(104)	(15)
Less:
Loans charged off	10	141	-

Balance, June 30	$307	$385	$630

Schedule of Primary Segments of Allowance for Loan Losses

	As of June 30, 2013
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385
Charge-offs	-	-	(10)	-	-	-	-	(10)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(26)	(5)	(3)	(12)	(19)	-	(3)	(68)

Ending ALLL Balance at June 30, 2013	$47	$117	$8	$14	$57	$53	$11	$307

Individually evaluated for impairment	$-	$107	$-	$-	$-	$-	$-	$107
Collectively evaluated for impairment	47	10	8	14	57	53	11	200

	$47	$117	$8	$14	$57	$53	$11	$307

	As of June 30, 2012
	First Mortgage Loans
	1 - 4 Family	Construction	Land Acquisition & Development	Multi- family	Commercial	Consumer Loans	Commercial Loans	Total

	(Dollars in Thousands)
Beginning ALLL Balance at June 30, 2011	$87	$243	$55	$27	$79	$85	$54	$630
Charge-offs	-	(141)	-	-	-	-	-	(141)
Recoveries	-	-	-	-	-	-	-	-
Provisions	(14)	20	(34)	(1)	(3)	(32)	(40)	(104)

Ending ALLL Balance at June 30, 2012	$73	$122	$21	$26	$76	$53	$14	$385

Individually evaluated for impairment	$-	$105	$-	$-	$-	$-	$-	$105
Collectively evaluated for impairment	73	17	21	26	76	53	14	280

	$73	$122	$21	$26	$76	$53	$14	$385